License Agreements - Vaccine Products License (Details) - Vaccine license and development agreement with TDT - Vaccine Products and Vaccine Diagnostics	Apr. 10, 2020 USD ($) item Milestone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment of license agreement fees	$ 4,000,000
Annual maintenance fees	$ 400,000
Unpaid annual maintenance fees, short term debt interest rate (%)	1.50%
Number of developmental and regulatory milestone payments for first product development | Milestone	4
Maximum aggregate milestone commitment fund for first product development	$ 12,000,000
Number of developmental and regulatory milestone payments for each additional product development | Milestone	4
Maximum milestone commitment fund for each additional product development	$ 6,000,000
Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment of license agreement fees	4,000,000
Annual maintenance fees	$ 400,000
Unpaid annual maintenance fees, short term debt interest rate (%)	1.50%
Number of developmental and regulatory milestone payments for first product development | item	4
Maximum aggregate milestone commitment fund for first product development	$ 12,000,000
Number of developmental and regulatory milestone payments for each additional product development | item	4
Maximum milestone commitment fund for each additional product development	$ 6,000,000
Maximum | Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of years from first commercial sale of products (in years)	10 years
Net sales of period from first commercial sale until patent expires | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	10.00%
Net sales of period from first commercial sale until patent expires | Minimum | Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	10.00%
Net sales of period from first commercial sale until patent expires | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	15.00%
Net sales of period from first commercial sale until patent expires | Maximum | Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	15.00%
10 years from first commercial sale of products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of years from first commercial sale of products (in years)	10 years
10 years from first commercial sale of products | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	5.00%
10 years from first commercial sale of products | Minimum | Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	5.00%
10 years from first commercial sale of products | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	9.00%
10 years from first commercial sale of products | Maximum | Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	9.00%